Note 4 - Shareholder Remuneration System - Dividens (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended						12 Months Ended
	Oct. 31, 2017	Sep. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share holder Remuneration System Abstract
Dividends Paid per share		€ 0.09		€ 0.08		€ 0.08
Net Dividends Paid per share		€ 0.0729		€ 0.0648		€ 0.0648
Dividend distribution	€ 599		€ 525		€ 517		€ (1,189)	€ (1,535)	€ (1,368)